Note 7 – Stock To Be Issued (Details Narrative) - Cardio Diagnostics [Member] - USD ($)		12 Months Ended
	Mar. 15, 2021	Dec. 31, 2021	Dec. 31, 2020
Redeemable Noncontrolling Interest, Equity, Common, Carrying Amount		$ 0	$ 346,471
[custom:SafeAgreementsSharesConvertedToCommonStock]	39,786
[custom:SafeAgreementsValueConvertedToCommonStock]	$ 451,471	$ 451,471